T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.3%
T. Rowe Price Funds:
Growth Stock Fund	557,284	140,803	44,860	9,976,892	705,666
Value Fund	533,061	170,913	44,021	19,270,385	651,917
Overseas Stock Fund	223,033	66,287	16,397	27,457,694	275,675
International Value Equity Fund	192,840	79,725	7,224	20,584,278	257,304
International Stock Fund	213,423	52,811	22,158	14,833,587	252,913
Equity Index 500 Fund	190,359	60,056	31,234	2,942,591	231,670
Emerging Markets Stock Fund	140,086	37,937	5,427	4,165,348	179,318
Mid-Cap Growth Fund	115,866	33,770	8,753	1,583,890	139,002
Mid-Cap Value Fund	101,856	35,301	3,860	5,151,621	128,997
New Horizons Fund(2)	77,755	24,165	5,698	1,621,119	98,045
Small-Cap Stock Fund(2)	71,453	20,905	5,442	1,794,735	85,663
Small-Cap Value Fund	65,111	21,308	5,591	1,820,488	76,988
Real Assets Fund	54,776	18,296	1,867	6,506,064	67,988
Total Equity Mutual Funds (Cost $3,145,901)					3,151,146

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	132,075	32,654	27,781	14,400,167	143,282
U. S. Treasury Long-Term Fund	59,934	16,079	23,454	3,930,438	57,149
International Bond Fund (USD
Hedged)	42,359	14,239	3,749	5,354,154	54,184
Dynamic Global Bond Fund	28,236	11,185	2,089	3,966,372	36,411
Emerging Markets Bond Fund	18,328	4,453	1,235	1,869,703	21,763
High Yield Fund	11,879	3,951	413	2,369,124	15,399
Floating Rate Fund	3,615	4,650	214	831,776	7,935
Total Bond Mutual Funds (Cost $318,727)					336,123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	8,395	76,439	81,182	3,651,588	3,652
Total Short-Term Investments (Cost $3,652)					3,652

Total Investments in Securities 100.0%
(Cost $3,468,280)					$3,490,921

Other Assets Less Liabilities (0.0)%					(120)

Net Assets 100.0%					$3,490,801

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(130)	$(921)	$660
Emerging Markets Bond Fund	(58)	217	807
Emerging Markets Stock Fund	260	6,722	2,289
Equity Index 500 Fund	1,724	12,489	3,407
Floating Rate Fund	—	(116)	169
Growth Stock Fund	13,465	52,439	2,345
High Yield Fund	8	(18)	588
International Bond Fund (USD
Hedged)	704	1,335	706
International Stock Fund	515	8,837	6,532
International Value Equity Fund	(116)	(8,037)	7,559
Mid-Cap Growth Fund	7,339	(1,881)	474
Mid-Cap Value Fund	3,419	(4,300)	2,099
New Horizons Fund	10,129	1,823	—
New Income Fund	400	6,334	3,248
Overseas Stock Fund	(90)	2,752	6,264
Real Assets Fund	65	(3,217)	1,989
Small-Cap Stock Fund	4,880	(1,253)	—
Small-Cap Value Fund	2,913	(3,840)	593
U. S. Treasury Long-Term Fund	5,601	4,590	1,152
Value Fund	123	(8,036)	12,417
U. S. Treasury Money Fund	—	—	137
Totals	$51,151#	$65,919	$53,435+

# Capital gain distributions from mutual funds represented $47,110 of the net realized gain
(loss).
+ Investment income comprised $53,435 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2045 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.